Balance Sheet Components - Summary of Property Plant and Equipment (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 348,256	$ 343,599	$ 354,327
Less: Accumulated depreciation	(210,245)	(183,744)	(167,732)
Total property and equipment, net	138,011	159,855	186,595
Satellites
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	306,989	302,577	314,097
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	15,448	15,630	15,537
Ground stations and ground station equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	12,648	12,560	12,196
Office furniture, equipment and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	5,077	4,995	4,909
Computer equipment and purchased software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 8,094	$ 7,837	$ 7,588